Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 36,709,000	$ 24,965,000
Restricted cash		166,000
Non-current Restricted cash	107,000	107,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 36,816,000	$ 25,238,000	$ 8,345,000